Basis of Presentation and General Information-Disposal of Subsidiary (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 19, 2013	Jan. 29, 2013	Dec. 31, 2013
Sale of Four Subsidiaries under DVB Facility [Member]
Schedule of Entity General Information [Line Items]
Percentage in subsidiary sold		100.00%
Gain from sale of subsidiaries			$ 5,538
Sale of Three Subsidiaries under UOB Facility [Member]
Schedule of Entity General Information [Line Items]
Percentage in subsidiary sold	100.00%
Gain from sale of subsidiaries			$ 20,181